TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS (Details 3)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension insurance - Temporary Regime / SCTR [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	B-85 and MI-85	B-85 and MI-85
Mortality technical rate in soles used in estimation of insurance reserves	3.00%	3.00%
Pension insurance - Definitive Regime [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	B-85 and MI-85	B-85 and MI-85
Mortality technical rate in Nominal dollars used in estimation of insurance reserves	4.40%	4.66%
Mortality technical rate in soles used in estimation of insurance reserves	2.96%	3.31%
Pension insurance - Definitive Regime / SCTR [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	B-85 adjusted and MI-85	B-85 adjusted and MI-85
Mortality technical rate in Nominal dollars used in estimation of insurance reserves	4.40%	4.66%
Mortality technical rate in adjusted soles used in estimation of insurance reserves	5.82%	6.35%
Mortality technical rate in adjusted dollars used in estimation of insurance reserves	4.40%	4.66%
Pension insurance - Temporary Regime / SCTR (Longevity) [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	SPP-S-2017- and SPP-I-2017	SPP-S-2017- and SPP-I-2017
Individual life [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	CSO 80 adjusted	CSO 80 adjusted
Annuity [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	SPP-S-2017 and SPP-I- 2017	SPP-S-2017 and SPP-I- 2017
Bottom of range [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves	3.81%
Bottom of range [member] | Pension insurance - Definitive Regime / SCTR [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in soles used in estimation of insurance reserves	3.00%	3.00%
Bottom of range [member] | Pension insurance - Temporary Regime / SCTR (Longevity) [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in soles vac used in estimation of insurance reserves	3.791%	3.81%
Bottom of range [member] | Individual life [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves	4.00%	4.00%
Bottom of range [member] | Annuity [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves		2.90%
Mortality technical rate in soles used in estimation of insurance reserves	2.50%	2.50%
Top of range [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves	7.99%
Top of range [member] | Pension insurance - Definitive Regime / SCTR [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in soles used in estimation of insurance reserves	2.96%	3.38%
Top of range [member] | Pension insurance - Temporary Regime / SCTR (Longevity) [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in soles vac used in estimation of insurance reserves	3.915%	3.88%
Top of range [member] | Individual life [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves	5.00%	5.00%
Top of range [member] | Annuity [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves		7.93%
Mortality technical rate in soles used in estimation of insurance reserves	5.25%	5.25%